FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
SCHEDULE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

The carrying amounts of the Company’s financial assets and financial liabilities by category are as follows:

December 31, 2025	Amortized cost	FVTPL	FVTOCI	Total
	$	$		$
Financial assets
Cash and cash equivalents	44,267	-	-	44,267
Marketable securities	-	-	22,462	22,462
Trade and other receivables	22,977	20,371	-	43,348
	67,244	20,371	22,462	110,077
Financial liabilities
Trade payables and accrued liabilities	54,569	-	-	54,569
Consideration payable	-	20,243	-	20,243
Loans payable	51,986	-	-	51,986
Other liabilities	23,598	-	-	23,598
	130,153	20,243	-	150,396

December 31, 2024
Financial assets
Cash and cash equivalents	35,721	-	-	35,721
Trade and other receivables	24,462	17,402	-	41,864
	60,183	17,402	-	77,585
Financial liabilities
Trade payables and accrued liabilities	47,389	-	-	47,389
Consideration payable	34,625	10,158	-	44,783
Loans payable	19,569	-	-	19,569
Other liabilities	24,125	-	-	24,125
	125,708	10,158	-	135,866

SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES MEASURED AND RECOGNIZED

The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the consolidated statements of financial position at fair value on a recurring basis were categorized as follows:

	December 31, 2025			December 31, 2024
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	$	$	$	$	$	$
Assets
Marketable securities	22,462	-	-	-	-	-
Trade and other receivables	-	20,371	-	-	17,402	-
	22,462	20,371	-	-	17,402	-

Liabilities
Consideration payable	-	-	20,243	-	-	10,158
	-	-	20,243	-	-	10,158

SCHEDULE OF FINANCIAL ASSETS REPRESENT MAXIMUM CREDIT RISK

The following financial assets represent the maximum credit risk to the Company:

	December 31, 2025	December 31, 2024
	$	$
Cash and cash equivalents	44,267	35,721
Marketable securities	22,462	-
Trade and other receivables	43,348	41,864

SCHEDULE OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES

	<1 year	1 – 2 years	2 – 5 years	>5 years	Total
	$	$	$	$	$
Trade payables and accrued liabilities	47,402	7,167	-	-	54,569
Consideration payable – CVR & additional payments	1,697	4,644	13,147	9,035	28,523
Loans payable	50,642	1,344	-	-	51,986
Lease payments	854	-	-	-	854
	100,595	13,155	13,147	9,035	135,932

SCHEDULE OF CURRENCY EXPOSURES

The Company’s financial assets and liabilities as at December 31, 2025 are denominated in Canadian dollars, US dollars, Bolivian bolivianos and Mexican pesos and translated to US dollars as follows:

	CAD	BOB	USD	MXN	Total
	$	$	$	$	$
Financial assets
Cash and cash equivalents	2,024	21	41,468	754	44,267
Marketable securities	-	-	22,462	-	22,462
Trade and other receivables	24	21,694	21,532	98	43,348
	2,048	21,715	85,462	852	110,077

Financial liabilities
Trade payables and accrued liabilities	728	35,040	5,944	12,857	54,569
Consideration payable	-	-	20,243	-	20,243
Loans payable	-	49,464	2,522	-	51,986
Other liabilities	-	10,675	10,124	2,799	23,598
	728	95,179	38,833	15,656	150,396
Net financial assets (liabilities)	1,320	(73,464)	46,629	(14,804)	(40,319)